Significant capital and funding transactions	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Significant capital and funding transactions

Note 11 Significant capital and funding transactions
Preferred shares and other equity instruments
On November 7, 2023, we redeemed all 15 thousand of our issued and outstanding
Non-Cumulative
First Preferred Shares Series
C-2
at a redemption price of US$1,000 per share. Concurrently, we redeemed all 615 thousand Series
C-2
depositary shares, each of which represents a
one-fortieth
interest in a Series
C-2
share.
On January 25, 2024, we issued 750 thousand
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BU to certain institutional investors, at a price of $1,000 per share, for total gross proceeds of $750 million. For the initial period to, but excluding,
February 24, 2029, the shares pay semi-annual cash dividends, if declared, at a rate of 7.408% per annum. The dividend rate will reset every fifth year at a rate equal to the
5-year
Government of Canada bond yield plus a premium of 3.90%. Subject to the consent of the Office of the Superintendent of Financial Institutions (OSFI) and the requirements of the
Bank Act
(Canada), we may redeem the Series BU Preferred Shares in whole or in part at par during the period from January 25, 2029, to and including February 24, 2029, and during the period from January 24 to and including February 24 every fifth year thereafter. The shares include non-viability
contingency capital (NVCC) provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III.
On April 24, 2024, we issued US$1,000 million of Limited Recourse Capital Notes Series 4 (LRCN Series 4) with recourse limited to assets (Trust Assets) held by a third-party trustee in a consolidated trust (Limited Recourse Trust). The Trust Assets consist of US$1,000 million of our First Preferred Shares, Series BV (Series BV Preferred Shares), issued concurrently with LRCN Series 4 at a price of US$1,000 per Series BV Preferred Share.
The price per LRCN Series 4 note is US$1,000 and will bear interest paid quarterly at a fixed rate of 7.5% per annum until May 2, 2029 and thereafter at a rate per annum, reset every fifth year, equal to the U.S. Treasury Rate plus 2.887% until maturity on May 2, 2084. In the event of
(i) non-payment
of interest on any interest payment date,
(ii) non-payment
of the redemption price in case of a redemption of LRCN Series 4, (iii)
non-payment
of principal at the maturity of LRCN Series 4, or (iv) an event of default on the notes, noteholders will have recourse only to the Trust Assets and each noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets will represent the full and complete extinguishment of our obligations under LRCN Series 4.
LRCN Series 4 are redeemable on or prior to maturity to the extent we redeem Series BV Preferred Shares on certain redemption dates as set out in the terms of Series BV Preferred Shares and subject to the consent and approval of OSFI.
The terms of Series BV Preferred Shares and LRCN Series 4 include NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, LRCN Series 4 will be automatically redeemed and the redemption price will be satisfied by the delivery of the Trust Assets, which will consist of common shares pursuant to an automatic conversion of Series BV Preferred Shares. The terms of Series BV Preferred Shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $5.00
(subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each Series BV Preferred Share will be determined by dividing the share value of Series BV Preferred Shares (including declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets.

LRCN Series 4 are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion.
Non-payment
of interest and principal in cash does not constitute an event of default and will trigger a delivery of Series BV Preferred Shares. The liability component of the notes has a nominal value and, as a result, the full proceeds received have been presented as equity.
On May 24, 2024, we redeemed all 20 million of our issued and outstanding
Non-Cumulative
5-Year
Rate Reset First Preferred Shares Series AZ at a
redemption
price of $25.00 per share.
On July 24, 2024, we issued 600 thousand Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BW to certain institutional investors, at a price of $1,000 per share, for total gross proceeds of $600 million. For the initial period to, but excluding,
November 24, 2029, the shares pay semi-annual cash dividends, if declared, at a rate of 6.698% per annum. The dividend rate will reset every fifth year at a rate equal to the 5-year Government of Canada bond yield plus a premium of 3.40%. Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may redeem the Series BW Preferred Shares in whole or in part at par during the period from October 24, 2029 to and including November 24, 2029, and during the period from October 24 to and including November 24 every fifth year thereafter. The shares include NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III.
On August 24, 2024, we redeemed all 20 million of our issued and outstanding
Non-Cumulative
5-Year
Rate Reset First Preferred Shares Series BB at a
redemption
price of $25.00 per share.
Subordinated debentures
On April 2, 2024, we issued $2,000 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 5.096% per annum until April 3, 2029, and at the Daily Compounded Canadian Overnight Repo Rate Average plus 1.56% thereafter until maturity on April 3, 2034.
On July 25, 2024,
we redeemed
all $1,500 million of
our
outstanding
 NVCC
2.740% subordinated
debentures due July 25, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
On July 29, 2024, we issued $1,250 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 4.829% per annum until August 8, 2029, and at the Daily Compounded Canadian Overnight Repo Rate Average plus 1.55% thereafter until maturity on August 8, 2034.
Common shares issued

	For the three months ended
	July 31, 2024		July 31, 2023
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	683	$66	174	$16
Issued in connection with dividend reinvestment plan (2)	–	–	5,355	670
Purchased for cancellation (3)	(480)	(7)	–	–
	203	$59	5,529	$686

	For the nine months ended
	July 31, 2024		July 31, 2023
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	1,311	$126	678	$61
Issued in connection with dividend reinvestment plan (2)	11,850	1,460	9,959	1,291
Purchased for cancellation (3)	(480)	(7)	–	–
	12,681	$1,579	10,637	$1,352

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended July 31, 2024 our DRIP requirements were satisfied through open market share purchases. During the nine months ended July 31, 2024 our DRIP requirements were satisfied through shares issued from treasury in the first six months and open market share purchases in the last three months. During the three months ended July 31, 2023 our DRIP requirements were satisfied through shares issued from treasury. During the nine months ended July 31, 2023 our DRIP requirements were satisfied through open market share purchases in the first three months and shares issued from treasury in the last six months.
(3)	During the three and nine months ended July 31, 2024, we purchased for cancellation common shares at a total fair value of $73 million (average cost of $152.66 per share), with a book value of $7 million (book value of $14.82 per share). During the three and nine months ended July 31, 2023, we did not purchase for cancellation any common shares.